Assets held for sale and liabilities of disposal groups held for sale	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and liabilities of disposal groups held for sale

11	Assets held for sale and liabilities of disposal groups held for sale

Held for sale
	At
	30 Jun	31 Dec
	2024	2023
	£m	£m
Disposal groups	619	21,792
Unallocated impairment losses[1]	(48)	(1,548)
Non-current assets held for sale	27	124
Assets held for sale	598	20,368
Liabilities of disposal groups	433	20,684
1This represents impairment losses in excess of the carrying value on the non-current assets, excluded from the measurement scope of IFRS 5.
Disposal groups
France retail banking operations
On 1 January 2024, HSBC Continental Europe completed the sale of its retail banking operations in France to CCF, a subsidiary of Promontoria
MMB SAS (‘My Money Group’). The sale also included HSBC Continental Europe’s 100% ownership interest in HSBC SFH (France) and its 3%
ownership interest in Crédit Logement.
Upon completion and in accordance with the terms of the sale, HSBC Continental Europe received a €0.1bn (£0.1bn) profit participation interest in the ultimate holding company of My Money Group. The associated impacts on initial recognition of this stake at fair value were recognised as part of the pre-tax loss on disposal in 2023, upon the reclassification of the disposal group as held for sale. In accordance with the terms of the sale, HSBC Continental Europe retained a portfolio of €7.1bn (£6bn) at the time of sale, consisting of home and certain other loans, in respect of which it may consider on-sale opportunities at a suitable time, and the CCF brand, which it licensed to the buyer under a long-term licence agreement. Additionally, HSBC Continental Europe’s subsidiaries, HSBC Assurances Vie (France) and HSBC Global Asset Management (France),
have entered into distribution agreements with the buyer.
The customer lending balances and associated income statement impacts of the portfolio of retained loans, together with the profit participation interest and the licence agreement of the CCF brand, were reclassified from WPB to Corporate Centre, with effect from 1 January 2024.
Russia
On 30 May 2024, HSBC Europe BV, a wholly-owned subsidiary of HSBC Bank plc, completed the sale of HSBC Bank (RR) (Limited Liability
Company) to Expobank. Foreign currency translation reserve losses of £0.1bn were recognised in the income statement upon completion.
Armenia
On 6 February 2024, following a strategic review of our operations in Armenia, HSBC Europe BV reached an agreement for the sale of HSBC
Bank Armenia to Ardshinbank. This resulted in a loss on classification to held for sale of £0.1bn. The transaction is subject to regulatory approvals. As part of this transaction, all staff members of HSBC Armenia will transfer to Ardshinbank at completion, and the transfer will include all customer relationships held by HSBC Armenia at that time. The transaction is expected to complete in the second half of 2024.
Major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	At 30 Jun 2024
	Armenia	Others	Total
	£m	£m	£m
Operating segment	CMB, GBM	CMB, GBM
Assets of disposal groups held for sale
Cash and balances at central banks	51	—	51
Loans and advances to banks	12	—	12
Loans and advances to customers	378	71	449
Reverse repurchase agreements	26	—	26
Financial investments	56	—	56
Goodwill and intangible assets	1	—	1
Prepayments, accrued income and other assets	21	3	24
Total assets	545	74	619

Liabilities of disposal groups held for sale
Customer accounts	362	41	403
Accruals, deferred income and other liabilities	13	17	30
Total liabilities	375	58	433

Expected date of completion	Second Half of 2024	Second Half of 2024

	At 31 Dec 2023
	France retail banking operations	Other	Total
	£m	£m	£m
Operating segment	WPB	CMB, GBM
Assets of disposal groups held for sale
Cash and balances at central banks	177	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	38	—	38
Loans and advances to banks	8,103	—	8,103
Loans and advances to customers	13,255	90	13,345
Financial investments	25	—	25
Goodwill and intangible assets	—	—	—
Prepayments, accrued income and other assets	103	1	104
Total assets	21,701	91	21,792

Liabilities of disposal groups held for sale
Customer accounts	17,492	95	17,587
Financial liabilities designated at fair value	1,858	—	1,858
Debt securities in issue	1,080	—	1,080
Accruals, deferred income and other liabilities	159	—	159
Total liabilities	20,589	95	20,684